REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Sep. 22, 2016 Vote $ / shares shares	Mar. 31, 2019 shares	May 31, 2017 USD ($) $ / shares shares	May 31, 2015 USD ($) $ / shares shares	Oct. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2017 HKD ($) shares	Mar. 08, 2019 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Temporary Equity [Line Items]
Preferred shares, par value | $ / shares										$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred shares, conversion and redesignation, ratio		1
Shares issued for each shares converted		377,931,094						377,931,094
Voting rights | Vote	1
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of share issued (in shares)					250,000
Aggregate purchase price | $					$ 7,000
Par value | $ / shares	$ 0.00001		$ 0.00001		$ 0.005	$ 0.00001			$ 0.00001
Shares issued (in shares)	125,000,000					0			125,000,000	125,000,000	125,000,000
Number of shares converted (in shares)						(125,000,000)
Series A-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of share issued (in shares)					46,875
Aggregate purchase price | $					$ 1,500
Par value | $ / shares	$ 0.00001		0.00001		$ 0.005	$ 0.00001			$ 0.00001
Shares issued (in shares)	23,437,500					0			23,437,500	23,437,500	23,437,500
Number of shares converted (in shares)						(23,437,500)
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of share issued (in shares)				176,847
Aggregate purchase price | $				$ 30,000
Par value | $ / shares	$ 0.00001		$ 0.00001	$ 0.005		$ 0.00001			$ 0.00001
Shares issued (in shares)	88,423,500					0			88,423,500	88,423,500	88,423,500
Number of shares converted (in shares)						(88,423,500)
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of share issued (in shares)			128,844,812				128,844,812
Aggregate purchase price			$ 91,362				$ 708,765,649
Par value | $ / shares			$ 0.00001			$ 0.00001			$ 0.00001
Shares issued (in shares)						0			128,844,812	128,844,812
Number of shares converted (in shares)			5,878,794			(128,844,812)
Principal amount of convertible note | $			$ 3,855
Accrued but unpaid interest of convertible note | $			$ 314
Shares conversion price per share | $ / shares			$ 0.71
Series C Preferred Shares, issued for cash consideration
Temporary Equity [Line Items]
Number of share issued (in shares)			95,094,173
Aggregate purchase price | $			$ 67,430
Series C Preferred Shares, issued for repayment of an outstanding loan
Temporary Equity [Line Items]
Number of share issued (in shares)			27,871,845
Repayments of outstanding related party debt | $			$ 19,274
Accrued but unpaid interest of related party debt | $			$ 490
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Number of share issued (in shares)			12,225,282				12,225,282
Aggregate purchase price			$ 12,609				$ 97,818,708
Par value | $ / shares			$ 0.00001			$ 0.00001			$ 0.00001
Shares issued (in shares)						0			12,225,282	12,225,282
Number of shares converted (in shares)						(12,225,282)